Equity Incentive Plans - Summarize the activity of the company unvested RSUs (Details) - Restricted stock units - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Shares/ Units
Unvested at beginning of the period (in shares)	21,475,400
Granted (in shares)	407,843,000
Vested (in shares)	(10,737,700)
Unvested at end of the period (in shares)	418,580,700
Weighted average grant date fair value per share
Weighted average grant date fair value per share, Beginning of the period (per share)	$ 0.01
Granted (per share)	0.00
Vested (per share)	0.01
Weighted average grant date fair value per share, End of the period (per share)	$ 0.00
Equity Incentive Plan 2014
Weighted average grant date fair value per share
Fair value of time-based RSUs that vested	$ 126,705	$ 0